Trade and Other Receivables - Ageing Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade receivables	$ 112,419	$ 112,403	$ 79,472
Neither past due nor impaired [Member]
Disclosure of financial assets [Line Items]
Trade receivables		90,503	59,959
Past due but not impaired [Member] | 1-3 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables		20,608	16,858
Past due but not impaired [Member] | 3-6 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables		654	1,642
Past due but not impaired [Member] | 6-12 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables		397	474
Past due but not impaired [Member] | Over 12 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables		$ 241	$ 539